Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.7%)
Reddit, Inc. - Class A *	85,377	19,636
Roblox Corp. - Class A *	192,382	26,649
The Trade Desk, Inc. - Class A *	90,568	4,438

Total		50,723

Consumer Discretionary (20.4%)
Autozone, Inc. *	2,124	9,112
Bright Horizons Family Solutions, Inc. *	56,192	6,101
Burlington Stores, Inc. *	45,192	11,501
Carvana Co. *	60,511	22,827
Chipotle Mexican Grill, Inc.*	103,532	4,057
Coupang, Inc. *	242,007	7,793
DoorDash, Inc. - Class A *	38,791	10,551
Floor & Decor Holdings, Inc. *	44,632	3,289
Flutter Entertainment PLC *	91,808	23,319
Garmin, Ltd.	22,726	5,596
Hilton Worldwide Holdings, Inc.	112,118	29,088
Levi Strauss & Co. - Class A	41,631	970
On Holding AG - Class A *	232,979	9,867
Planet Fitness, Inc. - Class A *	83,047	8,620
Royal Caribbean Cruises, Ltd.	109,243	35,349
Somnigroup international, Inc.	123,177	10,388
Thor Industries, Inc.	51,266	5,316
Ulta Beauty, Inc. *	23,444	12,818
Wingstop, Inc.	19,389	4,880

Total		221,442

Consumer Staples (1.8%)
Casey’s General Stores, Inc.	18,306	10,349
Performance Food Group Co.*	91,618	9,532

Total		19,881

Energy (3.1%)
Cheniere Energy, Inc.	47,440	11,147
EOG Resources, Inc.	53,672	6,018
TechnipFMC PLC	130,991	5,167
The Williams Cos., Inc.	175,511	11,119

Total		33,451

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Financials (11.0%)
Affirm Holdings, Inc. *	56,848	4,154
Ares Management Corp. - Class A	104,027	16,633
Arthur J. Gallagher & Co.	21,995	6,813
Coinbase Global, Inc. - Class A *	20,781	7,013
Interactive Brokers Group, Inc. - Class A	126,759	8,722
Jefferies Financial Group, Inc.	122,114	7,989
LPL Financial Holdings, Inc.	26,113	8,687
MSCI, Inc.	19,116	10,847
Raymond James Financial, Inc.	45,789	7,903
Robinhood Markets, Inc. - Class A *	141,078	20,200
Rocket Companies, Inc. - Class A	429,764	8,329
TPG, Inc.	73,202	4,205
Tradeweb Markets, Inc. - Class A	66,218	7,349

Total		118,844

Health Care (16.3%)
Agilent Technologies, Inc.	36,538	4,690
Alkermes PLC *	110,166	3,305
Alnylam Pharmaceuticals, Inc. *	62,179	28,353
Cencora, Inc.	47,587	14,872
Corcept Therapeutics, Inc. *	31,738	2,638
Dexcom, Inc. *	156,171	10,509
Edwards Lifesciences Corp. *	60,198	4,681
IDEXX Laboratories, Inc. *	12,977	8,291
lnsmed, Inc. *	135,735	19,547
IQVIA Holdings, Inc. *	23,165	4,400
iRhythm Technologies, Inc. *	1,174	202
Mettler-Toledo lntamational, Inc. *	5,106	6,268
Natera, Inc. *	80,051	12,886
Neurocrine Biosciences, Inc. *	93,288	13,096
Nuvalent, Inc. - Class A *	54,509	4,714
Penumbra, Inc. *	30,278	7,670
Revolution Medicines, Inc. *	61,150	2,856

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Rhythm Pharmaceuticals, Inc. *	21,450	2,166
Ultragenyx Pharmaceutical, Inc. *	137,988	4,151
Veeva Systems, Inc. *	63,755	18,993
Viking Therapeutics, Inc.*	91,260	2,398

Total		176,686

Industrials (17.5%)
AMETEK, Inc.	28,135	5,289
Axon Enterprise, Inc. *	24,180	17,353
Broadridge Financial Solutions, Inc.	24,592	5,857
Carlisle Cos., Inc.	15,807	5,200
Comfort Systems USA, Inc.	23,687	19,546
Copart, Inc. *	92,945	4,180
ESAB Corp.	46,400	5,185
FTAI Aviation, Ltd.	41,064	6,852
HEICO Corp. - Class A	64,053	16,275
Howmet Aerospace, Inc.	144,630	28,381
Ingersoll-Rand, Inc.	55,558	4,590
ITT, Inc.	58,043	10,376
MSA Safety, Inc.	27,016	4,649
Quanta Services, Inc.	54,534	22,600
Rocket Lab Corp. *	205,699	9,855
Trane Technologies PLC	12,234	5,162
Vertiv Holdings Co.	126,166	19,033

Total		190,383

Information Technology (19.2%)
AppLovin Corp. - Class A *	12,771	9,177
Asters Labs, Inc. *	16,456	3,222
Atlassian Corp. - Class A *	18,034	2,880
Ciena Corp. *	70,806	10,314
CloudFlare, Inc. - Class A *	99,498	21,351
Credo Technology Group Holding, Ltd. *	48,214	7,021
CyberArk Software, Ltd. *	16,095	7,776
Datadog, Inc. - Class A *	92,574	13,183
Figma, Inc.- Class A *	20,579	1,067
Gartner, Inc. *	28,192	7,411
GoDaddy, Inc. - Class A *	36,812	5,037
HubSpot, Inc. *	26,640	12,462

Mid Cap Growth Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Monday.com, Ltd. *	23,372	4,527
MongoDB, Inc. *	29,855	9,266
Monolithic Power Systems, Inc.	11,829	10,890
Nutanix, Inc. *	105,305	7,834
Okta, Inc.*	62,401	5,722
ON Semiconductor Corp.*	99,013	4,882
Rambus, Inc. *	64,901	6,763
Rubrik, Inc. - Class A*	46,230	3,802
Snowflake, Inc. *	37,409	8,438
Take-Two Interactive Software, Inc. *	66,180	17,098
Teledyne Technologies, Inc. *	11,997	7,031
Teradyne, Inc.	69,440	9,558
Twilio, Inc. *	67,706	6,777
Tyler Technologies, Inc.*	8,829	4,619

Total		208,108

Materials (1.0%)
Eagle Materials, Inc.	28,203	6,572
James Hardie Industries PLC *	239,918	4,609

Total		11,181

Real Estate (1.6%)
CBRE Group, Inc. *	81,762	12,882
Crown Castle, Inc.	44,714	4,315

Total		17,197

Utilities (3.1%)
Vistra Corp.	169,445	33,198

Total		33,198

Total Common Stocks (Cost: $936,285)		1,081,094

Total Investments (99.7%) (Cost: $936,285)@		1,081,094

Other Assets, Lass Liabilities (0.3%)		3,505

Nat Assets (100.0%)		1,084,599

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $936,285 and the net unrealized appreciation of investments based on that cost was $144,809 which is comprised of $197,059 aggregate gross unrealized appreciation and $52,250 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Laval 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,081,094	$—	$—

Total Assets:	$1,081,094	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand